Condensed Consolidated Statements of Changes in Shareholders' Equity (Deficit) (Unaudited) - EUR (€) € in Thousands	Total	Ordinary Shares	Share Premium	Treasury Shares	Other Capital Reserve	Retained Earnings	Cumulative translation adjustment	Cash flow hedge reserve
Equity at beginning of period at Sep. 30, 2022	€ 2,357,819	€ 182,721	€ 1,894,384			€ 150,954	€ 129,759
Number of units or Shares outstanding at Sep. 30, 2022		182,721,369
Net profit	40,207					40,207
Other comprehensive income (loss)	(99,667)						(99,667)
Total comprehensive income (loss)	(59,460)					40,207	(99,667)
Equity-settled share-based compensation expense	3,268				€ 3,268
Equity at end of period at Mar. 31, 2023	2,301,627	€ 182,721	1,894,384		3,268	191,161	30,092
Number of units or Shares outstanding at Mar. 31, 2023		182,721,369
Equity at beginning of period at Sep. 30, 2023	2,400,589	€ 182,721	1,894,384		65,394	225,976	32,459	€ (345)
Number of units or Shares outstanding at Sep. 30, 2023		182,721,369
Net profit	64,497					64,497
Other comprehensive income (loss)	(18,081)						(17,601)	(480)
Total comprehensive income (loss)	46,416					64,497	(17,601)	(480)
Equity-settled share-based compensation expense	3,698				3,698
Conversion to no par value ordinary shares		€ (182,721)	182,721
Shares re-purchased in consideration of TRA	(343,645)			€ (343,645)
Shares re-purchased in consideration of TRA, shares		(5,648,465)
Issuance of share capital, net (of transaction costs)	447,044		447,044
Issuance of share capital, net (of transaction costs), shares		10,752,688
Equity at end of period at Mar. 31, 2024	€ 2,554,102		€ 2,524,149	€ (343,645)	€ 69,092	€ 290,473	€ 14,858	€ (825)
Number of units or Shares outstanding at Mar. 31, 2024		187,825,592